Acquisition of Divested Products from the Watson/Actavis Merger (Narrative) (Details) (Watson/Actavis Divestiture Products [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended	2 Months Ended
	Nov. 06, 2012 product drug_application	Dec. 31, 2012 Successor [Member]	Nov. 06, 2012 Successor [Member] drug_application product
Business Acquisition [Line Items]
Number of generic products with marketing rights acquired through merger (products)	5		5
Number of abbreviated new drug applications awaiting regulatory approval (drug applications)	8		8
Purchase price	$ 110,000
Supply agreement term (years)	3 years
Net sales		13,387
Tax basis of assets acquired	$ 110,000